Provisions and contingencies - Changes in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Provisions
Provisions at beginning of period	$ 281	$ 327
Charge to income statement	135	229
Release to income statement	(30)	(27)
Unwinding of discount	6	5
Utilised	(187)	(254)
Exchange adjustment	(2)	1
Provisions at end of period	203	281
Rationalisation provisions
Changes in Provisions
Provisions at beginning of period	91	30
Charge to income statement	123	220
Utilised	(153)	(160)
Exchange adjustment	(2)	1
Provisions at end of period	59	91
Metal-on-metal
Changes in Provisions
Provisions at beginning of period	149	239
Release to income statement	(28)	(8)
Unwinding of discount	6	5
Utilised	(14)	(87)
Provisions at end of period	113	149
Legal and other provisions
Changes in Provisions
Provisions at beginning of period	41	58
Charge to income statement	12	9
Release to income statement	(2)	(19)
Utilised	(20)	(7)
Provisions at end of period	$ 31	$ 41